ANGEL OAK MORTGAGE TRUST I, LLC ABS-15G

Exhibit 99.7

Exception Grades - DS-105136
Run Date - 10/15/2019 6:09:27 AM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Compensating Factors	Follow-up Comments	Cleared Date	Waived Date	Exception Level Grade	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Fitch Overall Initial Loan Grade	Fitch Overall Final Loan Grade	Fitch Credit Initial Loan Grade	Fitch Credit Final Loan Grade	Fitch Compliance Initial Loan Grade	Fitch Compliance Final Loan Grade	Fitch Property Initial Loan Grade	Fitch Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable?	Alternate Loan ID	15e Category
900012268						Credit	Missing Document	General	Missing Document: Employment Income Documentation not provided	Letter from employer was not provided.			xx/xx/xxxx Received VVOE for borrower, dated xx/xx/xxxx, and processor cert stating VVOE was completed outside the 10 day period. Nomura to review EV1 per (redacted) xx/xx/xxxx			1		FL	Investment	loan_1003.purpose/refi_purpose / tigre_value / Refi cash out / NO MATCH		D	A	D	A	A	A	A	A	N/A				Income / Employment